Fair values (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of fair value measurement of assets [abstract]
Fair values measurement
	Carrying amount	Fair value
December 31, 2021		Level 1	Level 2	Level 3	Total
	Financial assets
Financial assets measured at fair value
Derivative financial instruments	417	—	417	—	417
	417

	Financial liabilities
Financial liabilities measured at fair value
Derivative financial instruments	92	—	92	—	92
	92
Financial liabilities not measured at fair value
Long-term borrowings	31,750	—	32,155	—	32,155
	31,750

	Carrying amount	Fair value
December 31, 2020		Level 1	Level 2	Level 3	Total
	Financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	37,000	—	37,961	—	37,961
	37,000

Valuation techniques and significant unobservable inputs
Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Derivative financial instruments:
Interest Rate Swap	Discounted cash flow	Discount rate

Financial instruments not measured at fair value
Asset and liabilities not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs

Long-term borrowings	Discounted cash flow	Discount rate